Commitments and Contingencies - Services Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Total	$ 31,771	$ 2,382
Less Than 1 year	6,146
1-3 years	15,000	2,382
3-5 years	10,625
Purchase obligations remaining non-cancelable contractual commitments	31,771	2,382
Aggregate purchase committed value	37,500	3,000
Total payments made	$ 5,729	$ 618